Related Party Transactions - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) Deposits	Sep. 30, 2023 USD ($)	Aug. 17, 2023	Aug. 14, 2023	Jul. 03, 2023	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Jun. 28, 2021
Related Party Transaction [Line Items]
Common and variable voting shares outstanding | shares						71,168,145
Number of security deposits | Deposits	2
Canada Jetlines Operations Ltd.
Related Party Transaction [Line Items]
Percentage of shares transferred								75.00%
Percentage of shares retained								25.00%
Equity method investment ownership percentage		12.00%				13.00%		13.00%
Common and variable voting shares outstanding | shares						9,135,100
GlobalX Ground Team, LLC
Related Party Transaction [Line Items]
Equity method investment ownership percentage					50.00%	50.00%
GlobalX 321 Aircraft Acquisition Corp
Related Party Transaction [Line Items]
Equity method investment ownership percentage				100.00%
GlobalX 320 Aircraft Acquisition Corp
Related Party Transaction [Line Items]
Equity method investment ownership percentage			100.00%
One Passenger Aircraft
Related Party Transaction [Line Items]
Security deposit						$ 250,000
A321F Aircraft
Related Party Transaction [Line Items]
Security deposit						100,000
GlobalX
Related Party Transaction [Line Items]
Other Liabilities		$ 63,872				$ 110,177
Other Liability, Related Party, Type [Extensible Enumeration]						Related Party [Member]
Advance payments to affiliate	$ 500,000
Smartlynx Airlines Malta Limited
Related Party Transaction [Line Items]
Related party costs	$ 350,000
Cost of Revenue, Related Party, Type [Extensible Enumeration]	Related Party [Member]
Smartlynx Airlines Malta Limited | Other Assets
Related Party Transaction [Line Items]
Advanced payments		250,000				$ 250,000	$ 250,000
Flights flown by global
Related Party Transaction [Line Items]
Other Liabilities		$ 123,000				$ 3,500